VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Banks: 2.5%
Wells Fargo & Co.	3,725,931	$178,770,169

Capital Goods: 11.1%
Boeing Co. *	829,502	166,995,343
Emerson Electric Co.	1,871,251	173,970,205
Honeywell International, Inc.	433,417	90,371,779
Lockheed Martin Corp.	517,341	183,868,165
Raytheon Technologies Corp.	1,039,727	89,478,905
Roper Technologies, Inc.	189,078	92,999,905
		797,684,302
Commercial & Professional Services: 2.6%
Equifax, Inc.	625,914	183,261,360

Consumer Durables & Apparel: 2.4%
Polaris, Inc.	1,531,500	168,327,165

Diversified Financials: 2.6%
Berkshire Hathaway, Inc. *	632,803	189,208,097

Energy: 2.6%
Cheniere Energy, Inc.	1,866,171	189,267,063

Food, Beverage & Tobacco: 14.1%
Altria Group, Inc.	3,806,037	180,368,094
Campbell Soup Co.	4,128,466	179,423,132
Constellation Brands, Inc.	787,095	197,537,232
Kellogg Co.	2,841,923	183,076,680
Philip Morris International, Inc.	1,857,883	176,498,885
The Coca-Cola Co.	1,612,716	95,488,914
		1,012,392,937
Health Care Equipment & Services: 6.6%
Medtronic Plc	1,468,298	151,895,428
Veeva Systems, Inc. *	614,072	156,883,115
Zimmer Biomet Holdings, Inc.	1,286,632	163,453,729
		472,232,272
Materials: 4.8%
Compass Minerals International, Inc. ‡	3,070,767	156,854,779
Corteva, Inc.	3,934,972	186,045,476
		342,900,255
Media & Entertainment: 7.4%
Alphabet, Inc. *	61,059	176,890,365
	Number of Shares	Value
Media & Entertainment (continued)
Comcast Corp.	1,812,411	$91,218,646
Meta Platforms, Inc. *	504,551	169,705,729
Walt Disney Co. *	578,445	89,595,346
		527,410,086
Pharmaceuticals, Biotechnology & Life Sciences: 9.9%
Biogen, Inc. *	661,909	158,805,207
Bristol-Myers Squibb Co.	2,967,137	185,000,992
Gilead Sciences, Inc.	2,503,335	181,767,154
Merck & Co., Inc.	2,426,724	185,984,128
		711,557,481
Retailing: 3.7%
Amazon.com, Inc. *	50,657	168,907,661
MercadoLibre, Inc. (USD) *	73,281	98,812,101
		267,719,762
Semiconductors & Semiconductor Equipment: 6.6%
Intel Corp.	3,365,687	173,332,881
KLA Corp.	237,355	102,088,759
Lam Research Corp.	143,270	103,032,621
Microchip Technology, Inc.	1,114,691	97,044,998
		475,499,259
Software & Services: 18.9%
Aspen Technology, Inc. *	1,287,450	195,949,890
Blackbaud, Inc. *	2,378,352	187,842,241
Guidewire Software, Inc. *	1,480,197	168,046,765
Microsoft Corp.	558,958	187,988,755
Salesforce.com, Inc. *	672,558	170,917,165
ServiceNow, Inc. *	133,222	86,475,732
Tyler Technologies, Inc. *	353,950	190,407,402
Western Union Co.	9,164,075	163,487,098
		1,351,115,048
Transportation: 1.5%
CH Robinson Worldwide, Inc.	995,882	107,186,780

Utilities: 2.6%
Dominion Energy, Inc.	2,376,106	186,666,887

Total Common Stocks (Cost: $6,536,675,855)		7,161,198,923

Total Investments: 99.9% (Cost: $6,536,675,855)		7,161,198,923
Other assets less liabilities: 0.1%		5,479,231
NET ASSETS: 100.0%		$7,166,678,154

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

{FSNotes}

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VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Communication Services	7.4%	$527,410,086
Consumer Discretionary	6.1	436,046,927
Consumer Staples	14.1	1,012,392,937
Energy	2.7	189,267,063
Financials	5.1	367,978,266
Health Care	16.5	1,183,789,753
Industrials	15.2	1,088,132,442
Information Technology	25.5	1,826,614,307
Materials	4.8	342,900,255
Utilities	2.6	186,666,887
	100.0%	$7,161,198,923

Transactions in securities of affiliates for the period ended December 31, 2021:

	Value 9/30/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/2021
Compass Minerals International, Inc.	$173,938,089	$26,234,846	$(4,646,349)	$(936,399)	$421,132	$(37,735,408)	$156,854,779

{FSNotes}

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